Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net loss	$ (1,760)	$ (5,640)	$ (26,903)
Adjustments to reconcile net loss to net cash (used in) from operating activities:
Depreciation and amortization	20,472	20,649	21,291
Amortization of deferred gain	(503)	(890)	(907)
Amortization of deferred financing costs	1,662	685	684
Loss on sale of fixed assets	120	391	2
Impairment of goodwill			1,357
Unrealized loss on debt conversion option	3,991
Unrealized losses on commodity hedges	2,331
Equity in earnings of joint venture	(11,727)	(5,585)	(402)
Dividends from joint venture	3,117	1,260	485
Deferred tax (benefit) provision	(3,333)	(11,386)	11,208
Share-based compensation expense	4,349	2,411	1,370
Excess tax (benefits) deficiencies from share-based payment arrangements	(301)	(219)	132
Increase (decrease) from changes in, net of acquisition:
Accounts receivable	(26,446)	(22,521)	56,957
Inventories	(39,435)	39,686	73,994
Prepaid expenses and other current assets	(3,408)	(1,718)	582
Other assets	188	399	(2,227)
Prepaid pension costs	(2,412)	(1,530)	(913)
Accounts payable	9,910	(1,866)	(53,232)
Accrued payroll and employee benefits	(2,470)	5,827	968
Income taxes payable and receivable	(820)	11,536	(22,882)
Accrued liabilities	(184)	1,586	(7,561)
Postretirement benefit obligations and other liabilities	371	1,287	(873)
Net cash (used in) from operating activities	(46,288)	34,362	53,130
Investing activities:
Acquisition/Investment of businesses, net of cash acquired	(174,244)
Capital expenditures	(11,744)	(7,572)	(8,749)
Proceeds from sale of fixed assets	226	4	19
Insurance proceeds	573	125	1,093
Net cash used in investing activities	(185,189)	(7,443)	(7,637)
Financing activities:
Short-term borrowings (repayments), net	653	(13,720)	(17,496)
Net (repayments) borrowings on previously existing revolving lines of credit	(26,403)	2,324	(2,240)
Proceeds from long-term debt, including new revolving credit facility	320,476
Repayments of long-term debt, including new revolving credit facility	(53,212)	(7,754)	(10,715)
Payment of debt issue costs	(16,633)
Common stock dividends			(1,361)
Exercise of stock options	356	566
Excess tax benefits (deficiencies) from share-based payment arrangements	301	219	(132)
Net cash from (used in) financing activities	225,538	(18,365)	(31,944)
Effect of exchange rate changes on cash and cash equivalents	(253)	(149)	(515)
Net (decrease) increase in cash and cash equivalents	(6,192)	8,405	13,034
Cash and cash equivalents - beginning of year	36,716	28,311	15,277
Cash and cash equivalents - end of year	$ 30,524	$ 36,716	$ 28,311